Supplement dated November 6, 2020
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Floating Rate Fund (the Fund)	12/1/2019
Effective immediately, the information under the subsection “Fund Management” in the Summary Prospectus and in the "Summary of the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Columbaro, CFA	Deputy Head of Leveraged Debt & Senior Analyst	Lead Portfolio Manager	November 2020
Vesa Tontti, CFA	Sr. Leveraged Debt Analyst	Portfolio Manager	February 2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	November 2020
The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Providers - Portfolio Managers” in the "More Information About the Fund" section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Steven Columbaro, CFA	Deputy Head of Leveraged Debt & Senior Analyst	Lead Portfolio Manager	November 2020
Vesa Tontti, CFA	Sr. Leveraged Debt Analyst	Portfolio Manager	February 2019
Daniel J. DeYoung	Senior Portfolio Manager	Portfolio Manager	November 2020
Mr. Columbaro joined one of the Columbia Management legacy firms or acquired business lines in 2006. Mr. Columbaro began his investment career in 1997 and earned a B.A. from Duke University and an M.B.A. from the Anderson School at University of California, Los Angeles.
Mr. Tontti joined one of the Columbia Management legacy firms or acquired business lines in 2003. Mr. Tontti began his investment career in 1997 and earned an M.S. from the Institute of Industrial Management of Helsinki University of Technology, Finland.
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP149_07_004_(11/20)

Supplement dated November 6, 2020
to the Prospectus and Summary Prospectus, as supplemented, if applicable, of the following Fund:
Fund	Document Dated
Columbia Funds Series Trust II
Columbia Select Global Equity Fund (the Fund)	3/1/2020
Effective immediately, the information under the subsection “Fund Management” in the Summary Prospectus and in the “Summary of the Fund” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Portfolio Manager at Threadneedle International Limited	Lead Portfolio Manager	2015
Alex Lee, CFA	Portfolio Manager at Threadneedle International Limited	Portfolio Manager	December 2019
Darren Powell, CFA	Senior Analyst and Portfolio Manager at Columbia Management Investment Advisers, LLC	Portfolio Manager	November 2020

The rest of the section remains the same.
Effective immediately, the information under the subsection “Primary Service Providers – Portfolio Managers” in the “More Information About the Fund” section of the Prospectus for the above mentioned Fund is hereby superseded and replaced with the following:
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Threadneedle International Limited

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David Dudding, CFA	Portfolio Manager at Threadneedle International Limited	Lead Portfolio Manager	2015
Alex Lee, CFA	Portfolio Manager at Threadneedle International Limited	Portfolio Manager	December 2019
Darren Powell, CFA	Senior Analyst and Portfolio Manager at Columbia Management Investment Advisers, LLC	Portfolio Manager	November 2020

Mr. Dudding joined Threadneedle in 1999 as an analyst. Mr. Dudding began his investment career in 1999 and earned a Modern History degree and a European Politics Masters degree from Oxford University.
Mr. Lee joined Threadneedle in 2016 as a portfolio manager. Prior to joining Threadneedle, Mr. Lee was a senior fund manager at Canada Life Investments from 2007 to 2016. Mr. Lee began his investment career in 2007 and earned a BSc in Economics from the London School of Economics.
Mr. Powell joined the Investment Manager in 2016. Prior to joining the Investment Manager, Mr. Powell was an equity research analyst at Wellington Management from 2004 to 2016. Mr. Powell began his investment career in 2000 and earned a B.A. from Colby College.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
SUP155_10_006_(11/20)